UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
  Pre-Effective Amendment No.                                           [ ]
  Post-Effective Amendment No. 17                                       [X]
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                      [X]
  Amendment No. 18

MH Elite Portfolio of Funds, Inc.     (Exact Name of Registrant as Specified
                                       in Charter)
220 Russell Ave., Rahway, NJ 07065    Address of Principal Executive Offices)

1-800-318-7969                        (Registrants Telephone Number)

Harvey Merson, 220 Russell Ave., Rahway, NJ 07065      (Name and Address of
Jeff Holcombe, 220 Russell Ave., Rahway, NJ 07065       Agents for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)
  [ ] immediately upon filing pursuant to Rule 485 (b)
  [ ] on (date) pursuant to Rule 485 (b)
  [ ] 60 days after filing pursuant to Rule 485 (a)(1)
  [ ] on (date) pursuant to Rule 485 (a)(1)
  [X] 75 days after filing pursuant to Rule 485(a)(2)
  [ ] on ____________, pursuant to Rule 485 (a)(2)


Pursuant to rule 24f-2 under the Investment Company Act of 1940, an indefinite number of securities have been registered by this registration statement.

Prospectus
May 10, 2011









                                MH Elite Portfolio of Funds, Inc.
                                ---------------------------------
                                MH Elite Small Cap Fund of Funds (MHELX)
                                MH Elite Fund of Funds (MHEFX)
                                MH Elite Select Portfolio of Funds (MHESX)
                                MH Elite Income Fund of Funds





These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          MH Elite Portfolio of Funds, Inc.
                                 www.mhelite.com




                               Table of Contents

                  Summary Section
                      MH Elite Small Cap Fund of Funds ............3
                      MH Elite Fund of Funds ......................7
                      MH Elite Select Portfolio of Funds .........11
                      MH Elite Income Fund of Funds ..............15
                  Investment Objectives ..........................18
                  Principal Investment Strategies ................18
                  Principal Investment Risks .....................19
                  Investment Adviser .............................20
                  Pricing of Fund Shares .........................21
                  How To Buy Shares ..............................21
                  How To Exchange Shares ........................ 21
                  How To Sell Shares ............................ 22
                  Retirement Plans .............................. 22
                  Distribution and Taxes ........................ 22
                  Anti-Money Laundering ......................... 23
                  Financial Highlights .......................... 24
                  Privacy Policy ................................ 27
                  Household Delivery of Shareholder Documents ....28
                  To Obtain Additional Information  ............. 28







This prospectus is intended to provide important information to help you evaluate whether the funds offered by MH Elite Portfolio of Funds, Inc. may be right for you. Please read this prospectus carefully before investing and keep the prospectus for future reference.

                            Summary Section
                      MH Elite Small Cap Fund of Funds

Investment Objective

MH Elite Small Cap Fund of Funds is an open-end diversified mutual fund with an investment objective of long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    Shareholder Fees
                       (fees paid directly from your investment)
           -----------------------------------------------------------------
           Maximum Sales Charge (Load) Imposed on Purchases	        None
           Maximum Deferred Sales Charge (Load)	                        None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
           Redemption Fee 	                                        None
           Exchange Fee 		                                None
           Maximum Account Fee	                                        None

                         Annual Fund Operating Expenses
                (Expenses that you pay each year as a percentage
                         of the value of your investment)
                -----------------------------------------------------
                Management Fees	                                1.00%
                Distribution (and/or Service) (12b-1) Fees	None
                Other Expenses (1)	                        0.25%
                Acquired Fund Fees and Expenses	                1.20% (2)
                ---------------------------------------------------------
                Total Annual Fund Operating Expenses	        2.45%


(1) Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under the agreement, MHI has agreed to pay expenses incurred for the conduct of business by the Funds. Payments cannot be used for the distribution and/or marketing of Fund shares.
(2) Ratio of expenses to average net assets of the underlying funds range from .69% - 1.75%.

Expense Example

Use this table to compare fees and expenses of the Fund with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay, and assumes the following: $10,000 investment, 5% annual return, no changes in the Fund's operating expenses, and redemption at the end of each time period. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

                                1 Year	3 Years	5 Years	10 Years
                                 $128	 $404	 $707	 $1,611

Because this example is hypothetical and for comparison purposes only, actual expenses may be greater or lesser than those shown above. The management fees and expenses of the underlying funds in which the Fund invests are not reflected in the above table.

The Fund is offered on a no-load basis, which means that you pay no sales commissions or 12b-1 marketing fees. You will, however, incur expenses for management fees and administrative services.

                            Summary Section
                      MH Elite Small Cap Fund of Funds

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund
shares are held in a taxable account.   During the most recent fiscal year,
the Fund's portfolio turnover rate was 46.02% of the average value of its portfolio.

Under the current Administrative Services Agreement with the Adviser,
MH Investment Management Inc., all transaction costs are paid by the Adviser and not the Fund.

Primary Investment Strategies

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing in a diversified group of 10 to 25 open-end mutual funds and exchange traded funds, ("underlying funds") which in turn, invest principally (i.e. at least 80% of their total assets) in equity securities. The investment objective of the underlying funds will be, consistent with the investment objective of the Funds, long-term capital appreciation.

MH Elite Small Cap Fund of Funds will emphasize funds that invest in companies whose median market capitalization is less than two billion, at the time of initial purchase, commonly referred to as small and/or micro cap funds. The Fund will invest at least 80% of its assets in underlying funds that have a policy of investing at least 80% of their assets in small cap stocks.

Primary Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in the Fund should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds. MH Elite Small Cap Fund of Funds will invest at least 80% of their assets in underlying funds, which will invest at least 80% of their assets in equity securities. If only the minimum investment restrictions are met by the Fund and the underlying funds, then only 64% of assets would be invested in equity securities. Although the Fund will diversify the portfolio by investing in other mutual funds and exchange traded funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in the Fund will fluctuate in response to stock market and general economic conditions. One risk to consider is the possibility that its share price and total return may decline as a result of a decline in the value of the underlying funds. In the past, investing in small cap stock funds has been riskier than investing in funds that concentrate on mid and large cap stocks. Stock prices of small cap companies tend to be more volatile than mid and large cap companies with sharper price movements in both up and down markets. The Fund may be weighted more to one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Furthermore, our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. As a result, loss of money is a risk of investing in the Fund. You should consider an investment in the Fund as a long-term investment.

                            Summary Section
                      MH Elite Small Cap Fund of Funds

Fund Performance

The following information is intended to provide you with an indication of the risks of investing in the MH Elite Small Cap Fund of Funds by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

MH Elite Small Cap Fund of Funds

2001   8.09%
2002 -22.61%
2003  45.27%
2004  15.72%
2005   6.09%
2006  13.04%
2007 - 1.88%
2008 -39.55%
2009  31.65%
2010  21.82%

The table below is designed to help you evaluate your risk tolerance by showing the Fund's best and worst quarterly performance for the years shown in the bar chart above.

Best quarter    27.65 %    Q4 1999

Worst quarter  -27.83 %    Q4 2008


The table below compares the Fund's performance over time with the
Russell 2000 index. The Russell 2000 index is an unmanaged total return index of the smallest 2,000 companies that represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 is widely used in the industry to measure the performance of small company
stocks.   As with all mutual funds, past performance (before and after taxes)
does not guarantee future results.

                         MH Elite Small Cap Fund of Funds

                           Average Annual Total Returns
-------------------------------------------------------------------------------
                                                          Periods Ended
                                                        December 31, 2010

                                                   1 Year    5 Years    10 Years
-------------------------------------------------------------------------------

Return before taxes                                 21.82%      1.49%     4.84%

Return after taxes on distributions                 21.82%      0.67%     4.05%

Return after taxes on distributions and sale of
fund  shares                                        14.18%      0.57%     3.53%

Russell 2000 (reflects no deductions for fees,
expenses, or taxes)                                 26.86%      4.47%     6.33%

The Fund's after-tax returns as shown in the previous table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the tables above. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                            Summary Section
                      MH Elite Small Cap Fund of Funds

Investment Adviser

MH Investment Management, Inc. is the Investment Adviser for the
MH Elite Small Cap Fund of Funds.

Portfolio Manager

Harvey Merson has managed the MH Elite Small Cap Fund of Funds' portfolio since inception of the Fund in 1998.

Purchase and Sale of Fund Shares

Initial purchase of shares of the Fund may be made by application submitted to the Fund. You may conduct transactions by mail
(MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065), or by telephone at (800) 318-7969. Investors who wish to purchase, exchange, or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial investment in the Fund is $10,000. The minimum amount for subsequent purchases is $1,000. You may exchange or redeem Fund shares by written request or by telephone. Redemptions by telephone are permitted only for amounts up to $50,000. Investments in Funds offered by MH Elite Portfolio of Funds, Inc. can be combined to meet the required minimums. The minimum is also per household and extended to include immediate members of the family. Applications and forms to open an account and/or initiate a redemption/withdrawal can also be found on our website, www.mhelite.com.

Tax Information

The Fund's distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                            Summary Section
                         MH Elite Fund of Funds

Investment Objective

MH Elite Fund of Funds is an open-end diversified mutual fund with an investment objective of long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    Shareholder Fees
                       (fees paid directly from your investment)
           -----------------------------------------------------------------
           Maximum Sales Charge (Load) Imposed on Purchases	        None
           Maximum Deferred Sales Charge (Load)	                        None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
           Redemption Fee 	                                        None
           Exchange Fee 		                                None
           Maximum Account Fee	                                        None

                         Annual Fund Operating Expenses
                (Expenses that you pay each year as a percentage
                         of the value of your investment)
                -----------------------------------------------------
                Management Fees	                                1.00%
                Distribution (and/or Service) (12b-1) Fees	None
                Other Expenses (1)	                        0.25%
                Acquired Fund Fees and Expenses	                0.96% (2)
                ---------------------------------------------------------
                Total Annual Fund Operating Expenses	        2.21%


(1) Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under the agreement, MHI has agreed to pay expenses incurred for the conduct of business by the Funds. Payments cannot be used for the distribution and/or marketing of Fund shares.
(2) Ratio of expenses to average net assets of the underlying funds range from .52% - 1.26%.

Expense Example

Use this table to compare fees and expenses of the Fund with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay, and assumes the following: $10,000 investment, 5% annual return, no changes in the Fund's operating expenses, and redemption at the end of each time period. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

                                1 Year	3 Years	5 Years	10 Years
                                 $128	 $404	 $707	 $1,611

Because this example is hypothetical and for comparison purposes only, actual expenses may be greater or lesser than those shown above. The management fees and expenses of the underlying funds in which the Fund invests are not reflected in the above table.

The Fund is offered on a no-load basis, which means that you pay no sales commissions or 12b-1 marketing fees. You will, however, incur expenses for management fees and administrative services.

                            Summary Section
                         MH Elite Fund of Funds

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.43% of the average value of its portfolio.

Under the current Administrative Services Agreement with the Adviser, MH Investment Management Inc., all transaction costs are paid by the Adviser and not the Fund.

Primary Investment Strategies

MH Elite Fund of Funds seeks to achieve its investment objective by investing in diversified group of 10 to 25 open-end mutual funds and exchange traded funds, ("underlying funds") which in turn, invest principally (i.e. at least 80% of their total assets) in equity securities. The investment objective of the underlying funds will be, consistent with the investment objective of the Funds, long-term capital appreciation.

MH Elite Fund of Funds will emphasize funds that invest in companies whose median market capitalization is greater than two billion, at the time of initial purchase, commonly referred to as mid and large cap funds.

Primary Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in the Fund should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds. MH Elite Small Cap Fund of Funds will invest at least 80% of their assets in underlying funds, which will invest at least 80% of their assets in equity securities. If only the minimum investment restrictions are met by the Fund and the underlying funds, then only 64% of assets would be invested in equity securities. Although the Fund will diversify the portfolio by investing in other mutual funds and exchange traded funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in the Fund will fluctuate in response to stock market and general economic conditions. One risk to consider is the possibility that its share price and total return may decline as a result of a decline in the value of the underlying funds. The Fund may be weighted more to one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Furthermore, our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. As a result, loss of money is a risk of investing in the Fund. You should consider an investment in the Fund as a long-term investment.

                            Summary Section
                         MH Elite Fund of Funds
Fund Performance

The following information is intended to provide you with an indication of the risks of investing in the MH Elite Fund of Funds by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

MH Elite Fund of Funds

2004   9.00% (1)
2005   6.84%
2006  11.92%
2007   6.37%
2008 -40.18%
2009  30.75%
2010  14.73%

(1) 2004 - From inception: 1/13/2004 to 12/31/2004

The table below is designed to help you evaluate your risk tolerance by showing the Fund's best and worst quarterly performance for the years shown in the bar chart above.

	Best quarter 	 18.93 %	Q2 2009
	Worst quarter	-23.30 %	Q4 2008

The table below compares the Fund's performance over time with the
Russell 1000 index. The Russell 1000 index is an unmanaged total return index of the largest 1,000 companies that represent approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 is widely used in the industry to measure the performance of mid and large
cap company stocks.   As with all mutual funds, past performance (before and
after taxes) does not guarantee future results.

                      MH Elite Fund of Funds

                   Average Annual Total Returns
-------------------------------------------------------------------------------
                                                     Periods Ended
                                                   December 31, 2010

                                                                        Since
                                                                      inception
                                                   1 Year   5 Years   (1/13/04)
-------------------------------------------------------------------------------

Return before taxes                                14.73%    1.33%       3.16%

Return after taxes on distributions                14.73%    0.83%       2.73%

Return after taxes on distributions and sale of
fund shares                                         9.57%    0.71%       2.35%

Russell 1000 (reflects no deductions for fees,
expenses, or taxes)                                16.10%    2.59%       4.09%

-------------------------------------------------------------------------------

The Fund's after-tax returns as shown in the previous table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the tables above. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                            Summary Section
                         MH Elite Fund of Funds

Investment Adviser

MH Investment Management, Inc. is the Investment Adviser for the
MH Elite Fund of Funds.

Portfolio Manager

Harvey Merson has managed the MH Elite Fund of Fund's portfolio since inception of the Fund in 2004.

Purchase and Sale of Fund Shares

Initial purchase of shares of the Fund may be made by application submitted to the Fund. You may conduct transactions by mail
(MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065), or by telephone at (800) 318-7969. Investors who wish to purchase, exchange, or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial investment in the Fund is $10,000. The minimum amount for subsequent purchases is $1,000. You may exchange or redeem Fund shares by written request or by telephone. Redemptions by telephone are permitted only for amounts up to $50,000. Investments in Funds offered by MH Elite Portfolio of Funds, Inc. can be combined to meet the required minimums. The minimum is also per household and extended to include immediate members of the family. Applications and forms to open an account and/or initiate a redemption/withdrawal can also be found on our website, www.mhelite.com.

Tax Information

The Fund's distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                            Summary Section
                   MH Elite Select Portfolio of Funds

Investment Objective

MH Elite Select Portfolio of Funds is an open-end diversified mutual fund with an investment objective of long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    Shareholder Fees
                       (fees paid directly from your investment)
           -----------------------------------------------------------------
           Maximum Sales Charge (Load) Imposed on Purchases	        None
           Maximum Deferred Sales Charge (Load)	                        None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
           Redemption Fee	                                        None
           Exchange Fee 		                                None
           Maximum Account Fee	                                        None

                         Annual Fund Operating Expenses
                (Expenses that you pay each year as a percentage
                         of the value of your investment)
                -----------------------------------------------------
                Management Fees	                                1.75%
                Distribution (and/or Service) (12b-1) Fees	None
                Other Expenses (1)	                        0.25%
                Acquired Fund Fees and Expenses	                1.21% (2)
                ---------------------------------------------------------
                Total Annual Fund Operating Expenses	        3.21%


(1) Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under the agreement, MHI has agreed to pay expenses incurred for the conduct of business by the Funds. Payments cannot be used for the distribution and/or marketing of Fund shares.
(2) Ratio of expenses to average net assets of the underlying funds range from .38% - 2.50%.

Expense Example

Use this table to compare fees and expenses of the Fund with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay, and assumes the following: $10,000 investment, 5% annual return, no changes in the Fund's operating expenses, and redemption at the end of each time period. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

                                1 Year	3 Years	 5 Years
                                 $205	 $646	  $1,132

Because this example is hypothetical and for comparison purposes only, actual expenses may be greater or lesser than those shown above. The management fees and expenses of the underlying funds in which the Fund invests are not reflected in the above table.

The Fund is offered on a no-load basis, which means that you pay no sales commissions or 12b-1 marketing fees. You will, however, incur expenses for management fees and administrative services.

                            Summary Section
                   MH Elite Select Portfolio of Funds

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.49% of the average value of its portfolio.

Under the current Administrative Services Agreement with the Adviser,
MH Investment Management Inc., all transaction costs are paid by the Adviser and not the Fund.

Primary Investment Strategies

MH Elite Select Portfolio of Funds will provide investors the opportunity to invest in a broadly diversified mix of asset classes. The Fund will attempt to manage risk and volatility by using asset classes that are generally considered alternative investments to the U.S. equities market including, but not limited to, funds and exchange traded funds that invest in international markets, emerging markets, natural resources, precious metals, real estate, rising or falling interest rate trends and commodities with their propensity to be a hedge against inflation. In addition, the Fund may invest in long/short and/or short only funds that employ hedging techniques to help reduce risk.

Primary Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in the Fund should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds. While the Fund will invest 80% of its assets in underlying funds, the underlying funds, due to hedging strategies, may have less than 80% of their assets in equity securities which would further reduce the percentage of assets that would be invested in equity securities. Although the Fund will diversify the portfolio by investing in other mutual funds and exchange traded funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in the Fund will fluctuate in response to stock market and general economic conditions. One risk to consider, when investing in any of the Funds, is the possibility that its share price and total return may decline as a result of a decline in the value of the underlying funds.
Each Fund may be weighted more to one particular style of investing
(i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Furthermore, our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. As a result, loss of money is a risk of investing in the Fund. You should consider an investment in the Fund as a long-term investment.

Due to the broad diversification of asset classes in which MH Elite Select Portfolio of Funds will invest in, there are additional risks that should be considered before investing. For a variety of reasons including unstable economies, potential for political unrest, demographics, market inefficiencies and currency fluctuations, investing in international and emerging markets may be more volatile than investing in the US market. Some of the techniques used by the underlying funds will produce greater volatility in their attempt to achieve greater returns. Some of the funds will even seek to profit from market declines and will conversely sustain losses when the market is rising. The underlying funds may use investment techniques that may be considered aggressive including the use of futures contracts and options. Short selling is another strategy that may be employed by an underlying fund. In short selling one benefits from the decline in value of a security.

                            Summary Section
                   MH Elite Select Portfolio of Funds

Fund Performance

The following information is intended to provide you with an indication of the risks of investing in the MH Elite Select Portfolio of Funds by showing changes in the Fund's performance from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

MH Elite Select Portfolio of Funds


2006 - 3.20% (1)
2007  11.78%
2008 -34.62%
2009  30.40%
2010  12.85%




(1) 2006 - From inception: 4/6/2006 to 12/31/2006

The table below is designed to help you evaluate your risk tolerance by showing the Fund's best and worst quarterly performance for the years shown in the bar chart above.

	Best quarter 	 14.97%	        Q2 2009
	Worst quarter	-17.09 %	Q4 2008

The table below compares the Fund's performance over time with the S&P 500 index. The S&P 500 index is a widely recognize market value-weighted index of 500 stocks designed to mimic the overall equity markets industry weightings. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

                   MH Elite Select Portfolio of Funds

                   Average Annual Total Returns
-------------------------------------------------------------------------------
                                                     Periods Ended
                                                   December 31, 2010

                                                               Since
                                                             inception
                                                   1 Year    (4/06/06)
-------------------------------------------------------------------------------

Return before taxes                                12.85%       0.82%

Return after taxes on distributions                12.85%       0.81%

Return after taxes on distributions and sale of
fund shares                                         8.35%       0.69%

S&P 500 (reflects no deductions for fees,
expenses, or taxes)                                15.06%       0.98%

-------------------------------------------------------------------------------

The Fund's after-tax returns as shown in the previous table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the tables above. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                            Summary Section
                   MH Elite Select Portfolio of Funds

Investment Adviser

MH Investment Management, Inc. is the Investment Adviser for
MH Elite Select Portfolio of Funds.

Portfolio Manager

Harvey Merson has managed the MH Elite Select Portfolio of Funds' portfolio since inception of the Fund in 2006.

Purchase and Sale of Fund Shares

Initial purchase of shares of the Fund may be made by application submitted to the Fund. You may conduct transactions by mail
(MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065), or by telephone at (800) 318-7969. Investors who wish to purchase, exchange, or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial investment in the Fund is $10,000. The minimum amount for subsequent purchases is $1,000. You may exchange or redeem Fund shares by written request or by telephone. Redemptions by telephone are permitted only for amounts up to $50,000. Investments in Funds offered by MH Elite Portfolio of Funds, Inc. can be combined to meet the required minimums. The minimum is also per household and extended to include immediate members of the family. Applications and forms to open an account and/or initiate a redemption/withdrawal can also be found on our website, www.mhelite.com.

Tax Information

The Fund's distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                            Summary Section
                      MH Elite Income Fund of Funds

Investment Objective

MH Elite Income Fund of Funds is an open-end diversified mutual fund with an investment objective of total return, whereby income is the primary objective and the potential for capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                    Shareholder Fees
                       (fees paid directly from your investment)
           -----------------------------------------------------------------
           Maximum Sales Charge (Load) Imposed on Purchases	        None
           Maximum Deferred Sales Charge (Load)	                        None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
           Redemption Fee	                                        None
           Exchange Fee		                                        None
           Maximum Account Fee	                                        None

                         Annual Fund Operating Expenses
                (Expenses that you pay each year as a percentage
                         of the value of your investment)
                -----------------------------------------------------
                Management Fees	                                1.00%
                Distribution (and/or Service) (12b-1) Fees	None
                Other Expenses (1)	                        0.25%
                Acquired Fund Fees and Expenses	                0.75% (2)
                ---------------------------------------------------------
                Total Annual Fund Operating Expenses	        2.00%


(1) Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under the agreement, MHI has agreed to pay expenses incurred for the conduct of business by the Funds. Payments cannot be used for the distribution and/or marketing of Fund shares.
(2) Anticipated ratio of expenses to average net assets of the underlying funds based on a range of .25% to 1.50%. There are no holdings to report as of May 10, 2011, inception date of Fund.

Expense Example

Use this table to compare fees and expenses of the Fund with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay, and assumes the following: $10,000 investment, 5% annual return, no changes in the Fund's operating expenses, and redemption at the end of each time period. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

                                1 Year	3 Years
                                 $128	 $404

Because this example is hypothetical and for comparison purposes only, actual expenses may be greater or lesser than those shown above. The management fees and expenses of the underlying funds in which the Fund invests are not reflected in the above table.

The Fund is offered on a no-load basis, which means that you pay no sales commissions or 12b-1 marketing fees. You will, however, incur expenses for management fees and administrative services.

                            Summary Section
                      MH Elite Income Fund of Funds

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund
shares are held in a taxable account.   During the most recent fiscal year,
the MH Elite Income Fund of Funds was not in operation and consequently cannot report a turnover rate.

Under the current Administrative Services Agreement with the Adviser,
MH Investment Management Inc., all transaction costs are paid by the Adviser and not the Fund.

Primary Investment Strategies

MH Elite Income Fund of Funds will provide investors the opportunity to invest in a broadly diversified mix of bond and asset allocation funds with an emphasis on current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including, but not limited to, funds that invest in bonds issued by governments, government agencies and corporations located around the world.
To maintain a balanced portfolio the Fund will consider funds that invest in asset backed securities, including mortgages, treasury inflation protected securities, high yield/junk bonds, emerging market debt, bank loans and convertible securities. To support the investment objective of total return, the Fund will also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and stocks, and equity funds that invest in dividend paying stocks to generate income.
The Fund will invest at least 80% of its assets in underlying funds with an investment objective that seeks to provide current income and/or total return.

Primary Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in the Fund should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds as the underlying funds and MH Elite Income Fund of Funds may not be fully invested at all times. Although the Fund will diversify the portfolio by investing in other mutual funds and exchange traded funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in the Fund will fluctuate in response to changes in interest rates, market conditions and economic, political and financial developments worldwide. One risk to consider is the possibility that the share price and total return may decline as a result of a decline in the value of the underlying funds. Due to the broad diversification of the underlying funds, there are additional risks to consider. The Fund's performance could also be affected by fluctuations in foreign currencies, credit risk, issuer risk, types and maturities of securities, lack of liquidity and the portfolio selection process adhered to by the underlying funds' portfolio managers. There is no assurance the Fund will achieve its investment objective.

                              Summary Section
                       MH Elite Income Fund of Funds

Fund Performance

During the most recent fiscal year, the MH Elite Income Fund of Funds was not in operation and consequently cannot report performance information.

Investment Adviser

MH Investment Management, Inc. is the Investment Adviser for the
MH Elite Income Fund of Funds.

Portfolio Manager

Harvey Merson will manage the portfolio of MH Elite Income Fund of Funds.

Purchase and Sale of Fund Shares

Initial purchase of shares of the Fund may be made by application submitted to the Fund. You may conduct transactions by mail
(MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065), or by telephone at (800) 318-7969. Investors who wish to purchase, exchange, or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial investment in the Fund is $10,000. The minimum amount for subsequent purchases is $1,000. You may exchange or redeem Fund shares by written request or by telephone. Redemptions by telephone are permitted only for amounts up to $50,000. Investments in Funds offered by MH Elite Portfolio of Funds, Inc. can be combined to meet the required minimums. The minimum is also per household and extended to include immediate members of the family. Applications and forms to open an account and/or initiate a redemption/withdrawal can also be found on our website, www.mhelite.com.

Tax Information

The Fund's distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Objectives

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds are open-end diversified mutual funds with an investment objective of long-term capital appreciation.
MH Elite Income Fund of Funds is an open-end diversified mutual fund with an investment objective of total return, whereby income is the primary objective and the potential for capital appreciation is a secondary objective. MH Elite Small Cap Fund of Funds and
MH Elite Fund of Funds seek to achieve their investment objective by investing in diversified and non-diversified open-end mutual funds and exchange traded funds, ("underlying funds") which in turn, invest principally (i.e. at least 80% of their total assets) in equity securities. MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing in diversified and non-diversified open-end mutual funds and exchange traded funds which in turn will, generally, invest in equity securities. The underlying funds in MH Elite Select Portfolio may also employ hedging strategies that do not involve investing in equity securities.
MH Elite Income Fund of Funds seeks to achieve its investment objective by investing in diversified and non-diversified open-end mutual funds and exchange traded funds which in turn, invest in income producing securities including but not limited to corporate debt, bank debt, government and agency debt securities of the U.S. and foreign countries, convertible bonds, high yield, emerging market debt and dividend paying common stocks. The investment objective of the underlying funds within each Fund will be consistent with the investment objective of the Fund(s).


Principal Investment Strategies

The Funds seek to achieve their investment objective by investing at least 80% of their total assets in a diversified group of approximately ten to twenty-five underlying funds. There can be no assurance that the Funds will achieve their investment objective.

MH Elite Small Cap Fund of Funds will emphasize funds that invest in companies whose median market capitalization is less than two billion, at the time of initial purchase, commonly referred to as small and/or micro cap funds. The Fund will invest at least 80% of its assets in underlying funds that have a policy of investing at least 80% of their assets in small cap stocks.

MH Elite Fund of Funds will emphasize funds that invest in companies whose median market capitalization is greater than two billion, at the time of initial purchase, commonly referred to as mid and large cap funds.

MH Elite Select Portfolio of Funds will provide investors the opportunity to invest in a broadly diversified mix of asset classes. The diversification of asset classes beyond the traditional U.S. equity markets as represented by MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds with the goal to reduce a portfolio's overall volatility.

MH Elite Select Portfolio of Funds will attempt to manage risk and volatility by using asset classes that are generally considered alternative investments to the U.S. equities market including, but not limited to, funds and exchange traded funds that invest in international markets, emerging markets, natural resources, precious metals, real estate, rising or falling interest rate trends and commodities with their propensity to be a hedge against inflation. In addition, MH Elite Select Portfolio of Funds may invest in long/short and/or short only funds that employ hedging techniques to help reduce risk. The underlying funds in MH Elite Select Portfolio of Funds may also employ other hedging strategies including investing in futures, options and short selling. Using different hedging techniques will assist the Fund in its desire to capture market performance and to reduce the effects of market volatility.

MH Elite Income Fund of Funds will emphasize funds that invest in income producing securities by investing in a broadly diversified mix of bond and conservative asset allocation funds. The Fund will invest at least 80% of its assets in underlying funds with an investment objective that seeks to provide current income and/or total return.

Our three equity Funds will invest in a mix of fund styles including value, blend and growth funds. Growth funds will invest in stocks that typically enjoy strong growth in earnings, which is often related to a hot new product or service. Growth stocks are expected to grow at a faster pace then the rest of the market as measured by forward earnings, book value, cash flow and sales. They are often priced at a premium associated with relatively high P/Es
(price to earnings ratio) and P/Bs (price to book ratio). In contrast, value managers are bargain hunters looking for a sale, seeking out companies selling for less than the true value of their earning power or assets. The stock holdings of value funds will have P/Es and P/Bs that are well below the norm. Value stocks are not the darlings of Wall Street but rather viewed as the underachievers. In researching stocks, fund managers will uncover what's hot (growth) and what's not (value). Blend funds do not adhere to one particular (value or growth) style of investing and will hold a combination of value and growth stocks.

Our income fund, MH Elite Income Fund of Funds, will diversify its holdings by investing in a wide range of income producing funds. The Fund's underlying funds may invest in debt securities of issuers in both developed and emerging markets throughout the world. The underlying funds may also invest in fixed income instruments of varying maturities and invest in bonds with any rating, from holding below investment grade (high yield or junk bonds) securities to AAA credit rated securities.

The Investment Adviser reviews and evaluates funds based on their investment style, policies, and past performance. Other criteria considered in making a determination include the portfolio manager's tenure and experience, the size of the fund, transaction and operating expenses and fees, portfolio composition and liquidity, and quality and types of shareholder services provided. Consistency in performance and a fund's relative performance versus other funds with a similar investing style is an important consideration when evaluating a fund for the portfolio. The sector weightings of an underlying fund are reviewed for overlap in holdings and to insure the Funds maintain an overall balanced portfolio. In the process of screening and comparing funds, the Investment Adviser will consider a fund's standard deviation, a statistical measure of a fund's range of performance and volatility, and a fund's alpha figure, used to measure the value added or subtracted by a fund's manager. The Funds will invest in unaffiliated funds that can be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12B-1 fees of .25%. Disappointing performance, a change in portfolio manager(s) or significant style drift will lead to a fund being removed from the portfolio. Refer to the Statement of Additional Information for more information concerning the investment policies and practices of the underlying funds.

Principal Investment Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in each of the Funds should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds. MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds will invest at least 80% of their assets in underlying funds, which will invest at least 80% of their assets in equity securities. If only the minimum investment restrictions are met by the Funds and the underlying funds, then only 64% of assets would be invested in equity securities. In contrast, while MH Elite Select Portfolio of Funds will invest 80% of its assets in underlying funds, the underlying funds, due to hedging strategies, may have less than 80% of their assets in equity securities which would further reduce the percentage of assets that would be invested in equity securities. As cash can be considered an income producing security, there is less of a diluted effect for MH Elite Income Fund of Funds in meeting its investment objective. Although the Funds diversify their portfolios by investing in other mutual funds and exchange traded funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in each Fund will fluctuate in response to stock market and general economic conditions. One risk to consider, when investing in any of the Funds, is the possibility that its share price and total return may decline as a result of a decline in the value of the underlying funds. In the past, investing in small cap stock funds has been riskier than investing in funds that concentrate on mid and large cap stocks. Stock prices of small cap companies tend to be more volatile than mid and large cap companies with sharper price movements in both up and down markets. Each Fund may be weighted more to one particular style of investing (i.e. growth vs. value) that may under perform and/or be more volatile than other investment styles at the time. Furthermore, our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general.
As a result, loss of money is a risk of investing in each of the Funds. You should consider an investment in each of these Funds as a long-term investment.

Due to the broad diversification of asset classes in which MH Elite Select Portfolio of Funds will invest in, there are additional risks that should be considered before investing. For a variety of reasons including unstable economies, potential for political unrest, demographics, market inefficiencies and currency fluctuations, investing in international and emerging markets may be more volatile than investing in the US market. Some of the techniques used by the underlying funds will produce greater volatility in their attempt to achieve greater returns. Some of the funds will even seek to profit from market declines and will conversely sustain losses when the market is rising. The underlying funds may use investment techniques that may be considered aggressive including the use of futures contracts and options. Short selling is another strategy that may be employed by an underlying fund. In short selling one benefits from the decline in value of a security.

There are a number of risk factors associated with investing in MH Elite Income Fund of Funds. Bond prices will react to the direction of interest rates. When interest rates rise, debt security prices generally will decline. In general, securities with longer maturities are more sensitive to interest rate changes. Debt security prices generally will rise when interest rates decline. The Fund's investments in underlying funds may be subject to currency risk which is the risk that foreign currencies will decline in value relative to the U.S. dollar. The risk of default by an issuer could have an impact on the Fund's performance. Investing in junk or high yield bonds assumes additional risks. These issuers are more vulnerable to changes in the economy which could impede their ability to make principal and interest payments. Investing in foreign debt securities generally invloves more risks than investing in U. S. debt obligations due to differences in accounting, auditing and reporting standards, the potential for political and economic unrest and smaller and often limited markets.

The Funds are independent from any of the underlying funds in which they invest and have little voice in or control over the investment practices, policies, or decisions of those funds. If the Funds disagree with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Also, the investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action; for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund.

An investor in each of the Funds will indirectly pay higher expenses than if the underlying shares were owned directly. An investor who invests directly in a fund will pay a pro rata share of the fund's operating expenses (i.e. management fees, distribution fees, and other expenses). An investor in any of the Funds will incur a layering of fees as they will not only be paying the operating expenses related to each of the Funds, but they will also be paying a portion of similar expenses of the underlying funds.

The Investment Company Act of 1940 imposes certain conditions on funds which invest in other funds. The Funds and their affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding stock of another fund. Because of this restriction, the Funds may have to forgo certain investment opportunities.

Normally, cash, short-term debt securities, and money market mutual funds held for investments or redemptions may not exceed 20% of the Fund's total assets. For temporary defensive purposes or to accumulate cash for investments or redemptions, the Funds may hold cash or invest in money market mutual funds or in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. Government securities, commercial paper, certificates of deposit, and banker's acceptance. When the Funds invest for temporary defensive purpose, it may do so without any percentage limitations. These temporary defensive positions are inconsistent with the Funds' principal investment strategies and the Funds may fail to achieve their investment objectives.

INVESTMENT ADVISER

MH Investment Management, Inc., located at 220 Russell Avenue,
Rahway, NJ 07065, is a New Jersey corporation that acts as the Investment Adviser to the Funds. MH Investment Management, Inc. has been the Investment Adviser to the MH Elite Small Cap Fund of Funds (formerly MH Elite Portfolio of Funds) since its inception on September 1, 1998. Mr. Harvey Merson and Mr. Jeff Holcombe established the company on October 20, 1997 and are the sole owners, directors and officers of MH Investment Management, Inc. Mr. Harvey Merson, Portfolio Manager, is primarily responsible for the day to day management of the Fund's portfolios. Mr. Merson is a graduate of Rider College with a Bachelor of Science degree in Business Administration. He is also registered with the U. S. Securities and Exchange Commission as a Registered Investment Adviser. Mr. Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds for the last 28 years. Refer to the Statement of Additional Information (SAI) for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

Mr. Jeff Holcombe, Chief Information Officer, is primarily responsible for the administrative operations of the Funds. Mr. Holcombe is a graduate of Montclair State College with a Bachelor of Science degree in Business Administration, and Fairleigh Dickinson University with a Master of Business Administration in Finance. Mr. Holcombe is currently a Director of Software Development with Telcordia Technologies, Incorporated.

The Investment Adviser furnishes each Fund with investment advice and, in general, supervises the management and investment program of the Funds. Under the Investment Advisory Agreement, the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds and MH Elite Income Fund of Funds have agreed to pay the Investment Adviser an annual management fee, payable monthly, of 1.00% of the Fund's daily net assets. MH Elite Select Portfolio of Funds will pay the Investment Adviser an annual management fee, payable monthly, of 1.75% of the Fund's daily net assets.

Pursuant to its contract with each Fund, the Investment Adviser is required to render research, statistical and advisory services to the Funds, to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers, directors or employees of the Investment Adviser.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract for the Fund(s) is available in the Fund's annual or semi-annual report to shareholders, as applicable, and providing the period covered by the relevant annual or semi-annual report.

An Administrative Services Agreement between the Funds and
MH Investment Management, Inc. stipulates the Investment Adviser will be responsible for expenses incurred for the conduct of business by the Funds and in return, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of .25% of the Fund's daily net assets.

PRICING OF FUND SHARES

The net asset value (NAV) per share is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. On each day the New York Stock Exchange is open for trading, the share price, or NAV, of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

The Fund's assets consist primarily of shares of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolio for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by their boards of directors.


HOW TO BUY SHARES

The offering price of the shares offered by the Funds are at the net asset value per share next determined after receipt of the application with payment to MH Elite Portfolio of Funds Inc. and is computed in the manner described under the caption "Pricing of Fund Shares" in this Prospectus. The Funds reserve the right at their sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Funds.

Initial purchase of shares of the Funds may be made by application submitted to the Funds. You may also purchase shares in the Funds through a processing organization which is a broker-dealer, bank or other financial institution authorized to purchase and redeem shares in the Funds for their customers.
If you invest through an authorized institution, you will have to follow their procedures, which may be different from the procedures for investing directly with the Funds, including no minimum initial or subsequent investment requirement. The processing organization, rather than you, will act as shareholder of record of the shares and will be responsible for delivering Fund reports and other communication about the Funds to you. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to the processing organization.


For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $10,000.00. The minimum amount for subsequent purchases is $1,000.00. Investments in funds offered by MH Elite Portfolio of Funds Inc. can be combined to meet the required minimum. The minimum is also per household and extended to include immediate members of the family.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, government identification number and obtain other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. The Funds will use such information to verify your identity and will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA
Patriot Act.

The Funds will automatically retain and reinvest dividends and capital gains distributions declared by the Funds, and use the proceeds for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Funds direct the Funds to pay dividends and/or capital gains distributions, if any, to such shareholder in cash. Shares will be issued to three decimal places as purchased from the Funds. Each Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

The Board of Directors have determined it would not be appropriate to impose a redemption fee on any of the funds. Considering the size of the Fund, in terms of assets under management, and the fund of funds structure under which MH Elite Portfolio of Funds Inc. operates, there is no evidence of or any past activity that would suggest the Funds would be an appropriate investment vehicle for market timing strategies.


HOW TO EXCHANGE SHARES

Shares of the Funds may be exchanged for each other at NAV. You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on our account records. The privilege of exchanging shares by telephone is automatically available to all shareholders. Your exchange will be processed at the next determined NAV after the Fund receives your request. You must maintain a minimum account balance of $1,000 in each Fund after the exchange of shares has been processed. Any gain or loss on an exchange of shares may be subject to federal and/or state income tax.

HOW TO SELL SHARES

The Funds will redeem all or any part of the shares of any shareholder that submits a written request with signature(s) guaranteed to MH Elite Portfolio of Funds Inc. Signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, or member firm of a national securities exchange. A notary public may not provide a signature guarantee. If the amount of the redemption proceeds is $100,000.00 or less, a signature guarantee is not required.

The Funds will also accept telephone redemptions for amounts up to $50,000. The check will be mailed only to the address to which the account is registered unless instructed otherwise in a written request signed by the shareholder(s) of record. Neither the Funds nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholder(s) will bear the risk of any such loss. The Funds will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions and providing written confirmation of the transaction(s).

The sale price of each share will be the next NAV determined after a Fund receives your request. Payment by the Fund will ordinarily be made within three business days of receipt of request. The Funds may suspend the right of redemption or postpone the date of payment if the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable. For recently purchased shares, the Funds may delay payment of redemption proceeds for up to 15 days from date of purchase or until the purchased check has cleared which ever occurs first. The Funds intend to make payments in cash, however, the Funds reserve the right to make payments in kind.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its service.

RETIREMENT PLANS

MH Elite Portfolio of Funds Inc. offers shares in connection with tax-deferred retirement plans. Application forms and additional information about these plans, including applicable fees, are available on the website, www.mhelite.com and from MH Elite Portfolio of Funds Inc. Monies deposited into a qualified account may be invested in shares of the Funds upon filing of the appropriate forms. MH Elite Portfolio of Funds Inc. will contract with an independent or outside firm, currently Huntington National Bank, to serve as trustee for the Fund's retirement plans. Before investing in the Funds through such a plan, an investor should consult a tax adviser. Due to minimum purchase requirements, the retirement plans available are intended to be used in conjunction with rollovers and transfers from individual retirement accounts ('IRAs'), and employer sponsored plans (i.e. Section 401K plans, H-R-10 Plans, 403B, etc.).


DISTRIBUTIONS AND TAXES

At the discretion of the Funds' Board of Directors, the Funds will distribute substantially all of their net investment income and any realized capital gains. Distributions, if declared, will be paid annually. The distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). The Funds' distributions, whether received in cash or reinvested in additional shares of a Fund, may be subject to federal income tax. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Funds are required by federal law to withhold 28% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must supply MH Elite Portfolio of Funds Inc. with your Social Security or Taxpayer Identification Number, and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Funds' will verify certain information on your account application as part of the Funds' anti-money laundering program. As requested on the application, you should supply your full name, date of birth, social security number, and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the Funds may not be able to open your account. Please contact the Funds at (800) 318-7969 if you need additional assistance when completing your application.

If the Funds' do not have a reasonable belief of the identity of a shareholder, the account application will be rejected. Each Fund also reserves the right to close the account within 5 business days of receiving the application if clarifying information/documentation is not received.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Co., whose report, along with the Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.



                            MH Elite Small Cap Fund of Funds

                                  For the years ended December 31,
                           2010         2009         2008         2007        2006
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $   4.95     $  3.76      $  6.22      $  7.16     $  7.13
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)             0.03        (0.02)       (0.04)       (0.04)      (0.07)

Net Realized and
 Unrealized Gain/(Loss)
  on Investments            1.05         1.21        (2.42)       (0.09)       1.00
                         --------     --------   ---------     ------    --------
Total Income/(Loss)
 from Investment
  Operations                1.08         1.19        (2.46)       (0.13)       0.93


Distributions to shareholders from:

Net investment income          -            -            -            -       (0.18)
Realized gains                 -            -            -        (0.81)      (0.72)
------------------------------------------------------------------------------------


Net asset value,
end of period            $  6.03      $  4.95       $  3.76      $  6.22     $  7.16
------------------------------------------------------------------------------------

Total Return (b)           21.82%       31.65%      -39.55%      -1.88%       13.04%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)         $  4,243    $ 3,356       $ 2,650      $ 5,513     $ 6,322
                          ========    =======       =======      =======     =======
Ratio of Expenses to
Average Net Assets (c)      1.26%       1.26%       1.22%       1.26%       1.24%

Ratio of Net Investment
Income to Average
Net Assets (c)              0.03%      -0.60%      -0.79%      -0.53%      -0.91%

Portfolio turnover
rate (%)                   46.02%       35.73       40.40%      42.48%      33.22%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of all distributions.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Co., whose report, along with the Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


                     MH Elite Fund of Funds


                                      For the Years Ended December 31,
                          2010         2009         2008        2007         2006
                       ---------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $   4.55      $   3.48      $   5.84      $   5.99    $  5.62
---------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(a) (c)            (0.02)        (0.01)        (0.02)        (0.04)     (0.02)

Net Realized and
Unrealized Gain
on Investments             0.69          1.08         (2.33)         0.42       0.69
                        -------        -------      -------      -------     --------
Total Income
from Investment
Operations                 0.67          1.07         (2.35)         0.38       0.67


Distributions to shareholders from:

Net investment income         -         (0.01)        (0.11)        (0.03)      (0.03)
Realized gains                -             -         (0.42)        (0.27)      (0.13)
                         -------       -------      -------        -------     --------

Net asset value,
end of period          $   5.22      $   4.55      $   3.48      $   5.84     $  5.99
----------------------------------------------------------------------------------------

Total Return (c)          14.73%        30.75%       -40.18%         6.37%      11.92%
-----------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $  6,388      $  5,508      $  4,195      $  6,824     $ 6,250
                       ========      ========      ========      =======      =======
Ratio of Expenses to
Average Net Assets (C)    1.26%         1.26%         1.24%         1.25%       1.24%

Ratio of Net Investment
Income to Average
Net Assets (C)           -0.42%        -0.21%        -0.36%        -0.58%      -0.41%

Portfolio turnover
rate(%)                  13.43%         6.60%        26.85%        28.51%      31.55%
-----------------------------------------------------------------------------------------



   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of all distributions.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Co., whose report, along with the Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

            MH Elite Select Portfolio of Funds

                                                                                            For the period
                          For Years Ending December 31,                                    April 6, 2006 to
                              2010             2009             2008             2007    December 31, 2006 (a)
                      ----------------------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period          $   4.59        $   3.52        $   5.39        $   4.84       $  5.00
--------------------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income(b) (e)    (0.02)          (0.03)          (0.03)           0.01          0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                   0.61            1.10           (1.83)           0.56         (0.18)
                             ---------        --------         -------         ------        -------
Total Income/(Loss)
from Investment
Operations                       0.59            1.07           (1.86)           0.57         (0.16)

Less Distributions from:
Net investment income               -               -           (0.01)          (0.02)            -
Realize gains                       -               -               -               -             -
                             --------         --------         -------       --------       --------


Net asset value,
end of period                $  5.18          $  4.59         $  3.52        $   5.39       $  4.84
-------------------------------------------------------------------------------------------------------------

Total Return (c)               12.85%          30.40%         -34.62%          11.78%        -3.20%
-------------------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)            $  4,260         $ 3,768         $ 2,822        $  3,821       $  4,181
                             ========        ========         =======        ========       ========
Ratio of Expenses to
Average Net Assets (d) (e)      2.01%           2.01%           1.99%           1.97%          1.95% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)                 -0.51%          -0.69%          -0.68%           0.08%         -1.09% (d)

Portfolio turnover
rate(%)                        26.49%          34.63%          35.90%          79.36%        120.49%
-------------------------------------------------------------------------------------------------------





   (a)	Commencement of operations began on April 6, 2006.
   (b)	Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c)	Total return assumes reinvestment of all distributions.
   (d)	Annualized.
   (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.

                                 PRIVACY POLICY

                                (December 2010)

MH Elite Portfolio of Funds, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. To help the government fight the funding of terrorism and money laundering activities, Section 329 of the USA Patriot Act requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund considers client privacy to be fundamental in our relationship with you. We have established the following standards to safeguard the personal and confidential information you entrust to us.

   1. While we do not sell any nonpublic personal information about our customers to third parties, we do collect and retain such information necessary to service your investment account about you including:

      - Information from applications or other forms that will allow us to verify the identity of any person seeking to open an account such as your name, date of birth, driver's license number, occupation, street address and social security number.

      - Information regarding your financial position, investment experience and objectives, and transactions with the Fund, such as your account balance and transaction detail.

      - Determine whether the person appears on any lists of known or suspected terrorists or terrorist organizations provided to us by any government agency.

   2. We restrict access to your nonpublic personal and account information to employees and those service providers and their employees who need to know that information to service your account. Some instances when we have provided information to non-affiliates include:

      - Disclosing information necessary to process and service account transactions that you authorize.

      - Disclosing information as required by regulatory or law enforcement agencies or with others as permitted by law.

   3. We maintain physical, electronic, and procedural safeguards to protect your personal information.

   4. Access to your nonpublic personal information is limited to authorized employees, affiliates and third parties. The information will then only be used for authorized purposes such as maintaining or servicing your account(s) or as permitted by law.


You can be assured that the Fund considers your data to be private and confidential.

If you have any questions or comments about the Fund's privacy policy, please call us at 1-800-318-7969.


                THE PRIVACY POLICY IS NOT PART OF THE PROSPECTUS

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

Only one Prospectus, Annual and Semiannual report will be sent to shareholders with the same last name and address on their MH Elite Portfolio of Funds accounts, unless you request multiple copies. If you would like to receive separate copies, please call us at 1-800-318-7969. We will begin sending you additional copies free of charge within 30 days. If your shares are held through a financial institution, please contact them directly.


TO OBTAIN ADDITIONAL INFORMATION

For additional information about the Funds offered by MH Elite Portfolio of Funds, Inc., please contact us:


By telephone: 		1-800-318-7969

By mail:		MH Elite Portfolio of Funds, Inc.
                        220 Russell Avenue
                        Rahway, New Jersey 07065

By e-mail: 		info@mhelite.com

Internet: 		www.mhelite.com


Shareholder Reports

The Funds' Annual and Semi-Annual Reports contain additional information about the Funds' investments. The Funds' Annual Report contains a discussion of the market conditions and investment strategies that affected the performance of the Funds during the last fiscal year. Both the Annual and Semi-Annual Reports also contain performance information, financial statements, complete portfolio holdings and are sent to all shareholders. Mutual Shareholder Services, LLC assists the Fund in the preparation and distribution of reports and statements to shareholders.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios are available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov. The Funds' proxy voting record for the twelve-month period ended December 31, is available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov.


Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds please call 1-800-318-7969.

Information about the Funds, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or on the SEC's website at http://www.sec.gov. Information about the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. Copies of such information and reports may be obtained, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

Investment Company Act File Number 811-08763

                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                May 10, 2011


This Statement is not a prospectus, but should be read in conjunction with the Funds' current prospectus dated May 10, 2011. To obtain the Prospectus, please write the Fund(s) or call the 1-800-318-7969.

                               TABLE OF CONTENTS

                  Fund History ............................  2
                  Selection of Underlying Funds ...........  2
                  Fund Risks and Other Considerations .....  3
                  Portfolio Turnover Policy ...............  4
                  Investment Restrictions .................  4
                  Capitalization ..........................  5
                  Management of the Funds .................  5
                  Officers and Directors of the Funds .....  6
                  Investment Advisory and Other Services ..  9
                  Proxy Voting Policies and Procedures   .. 11
                  Control Person and Principal Holders
                     of Securities ........................ 11
                  Tax Status .............................. 12
                  Calculation of Performance Data ......... 12
                  Custodian and Transfer Agent ............ 13
                  Reports to Shareholders ................. 14
                  Litigation .............................. 14
                  Investment Policies and Practices of
                    Underlying Funds ...................... 14
                  Selection of Independent Registered
                    Public Accounting Firm ................ 20
                  Report of Independent Registered
                    Public Accounting Firm ................ 21
                  Financial Statements .................... 21

FUND HISTORY

The MH Elite Portfolio of Funds, Inc. (the "Investment Company") was organized as a corporation in New Jersey on October 20, 1997. The Fund was organized as an open-end diversified investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of capital stock ("initial shares") for $100,000 ($200 for capital stock and $99,800 as additional paid in capital) to its initial investor on February 17, 1998. MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and
MH Elite Income Fund of Funds are separate portfolios of the Investment Company. MH Elite Small Cap Fund of Funds (the Fund changed the name from
MH Elite Portfolio of Funds on September 1, 2003) commenced operations on September 1, 1998. MH Elite Fund of Funds commenced operations on
January 13, 2004. MH Elite Select Portfolio of Funds commenced operations on April 1, 2006. MH Elite Income Fund of Funds commenced operations on
May 10, 2011.  The Investment Adviser to the Funds is
MH Investment Management Inc. (the 'Adviser').


SELECTION OF UNDERLYING FUNDS

The Investment Adviser exercises broad discretion in choosing which underlying funds to include in the Fund's portfolio. The primary consideration in the selection process is that a prospective fund advance the Fund's stated investment objective. The stated investment objective for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds is long term capital appreciation. The stated investment objective for MH Elite Income Fund of Funds is total return, whereby income is the primary objective and the potential for capital appreciation is a secondary objective. MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds will invest at least 80% of their total assets in open-end (diversified and/or non-diversified) funds and exchange traded funds which in turn invest at least 80% of their total assets in equity securities, and whose investment objective is long-term capital appreciation.
MH Elite Small Cap Fund of Funds will emphasize funds that invest in companies whose median market capitalization is less than two billion, at the time of initial purchase, commonly referred to as small and/or micro cap funds.
MH Elite Fund of Funds will emphasize funds that invest in companies whose median market capitalization is greater than two billion dollars, at the time of initial purchase, commonly referred to as mid and large cap funds. Both Funds will invest in a blend of fund styles including value, core and growth funds.

MH Elite Select Portfolio of Funds will also invest 80% of its assets in diversified and non-diversified mutual funds and exchange traded funds but does not require the underlying funds to invest at least 80% of their assets in equity securities. Underlying funds in this portfolio may employ hedging strategies that do not involve investing in equity securities.
MH Elite Select Portfolio of Funds will invest in a broadly diversified mix of asset classes that are generally considered alternative investments to the US equities market. While the Fund may invest in US equity funds, it will also strongly consider investing in international and emerging markets, natural resources, precious metals, real estate, commodities, long/short and short only funds. The Fund has no restrictions on fund styles or on the median market capitalization of the underlying funds.

MH Elite Income Fund of Funds will invest 80% of its assets in a diversified mix of bond and asset allocation mutual funds and or exchange traded funds. Types of funds the Fund will consider include funds that invest in bonds issued by governments, government agencies and corporations located globally, asset backed securities, including mortgages, treasury inflation protected securities, high yield/junk bonds, emerging market debt, bank loans and convertible securities. The Fund will also consider investing in asset allocation funds, which in turn will invest in a combination of stocks and bonds, and equity funds that focus on dividend paying stocks.

FUND RISKS AND OTHER CONSIDERATIONS

The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk. For example, the underlying funds in which the Funds invest may be authorized to invest 100% of their assets in securities of foreign is-suers and engage in foreign currency transactions with respect to these invest-ments; invest in restricted or illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 33 1/3% of their assets for leverage purposes; concentrate 25% or more of their assets in one industry; invest up to 100% of their assets in master demand notes; enter into futures contracts and options on futures contracts; and invest in start-up and unproven companies. The risks involved in certain of these practices and techniques are described in this prospectus and/or in the Statement of Additional Information.

The underlying funds may invest a portion of their assets in foreign securities. The Funds place no limit on the extent to which the underlying funds may invest in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunity and risk not typically associated with investing in U. S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars;
(4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers, and issuers of securities; (10) less financial information available to investors; (11) difficulty in enforcing legal rights outside the U.S.; and (12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

The Investment Company Act of 1940 (the "1940 Act") imposes certain conditions on funds which invest in other funds. The Funds and their affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding stock of another fund. The Funds may have to forgo what the Investment Adviser deems to be an advantageous purchase because of this restriction. The 1940 Act also provides that an underlying fund is not obligated to redeem any securities in an amount exceeding 1% of its total outstanding securities during any period of less than 30 days. As a result of this provision, the Investment Adviser may be unable to liquidate more than 1% of an underlying fund's securities should market or other considerations indicate the advisability of doing so.

Underlying funds may invest up to 20% of their total assets in a variety of other securities which includes junk bonds. Investing in junk bonds (bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's) involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately spec-ulative with respect to the issuer's continuing ability to meet principal and interest payments. Refer to the Statement of Additional Information for a detailed discussion of the risks pertaining to junk bonds.

PORTFOLIO TURNOVER POLICY

The Funds do not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composi-tion of the portfolio, in which event, the portfolio turnover rate might sub-stantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

It is anticipated that due to the use of certain hedging strategies and the broader mix of asset classes represented by the underlying funds in MH Elite Select Portfolio of Funds, the turnover rate for MH Elite Select Portfolio of Funds will be higher under normal circumstances than for either MH Elite Small Cap Fund of Funds or MH Elite Fund of Funds. For example,
MH Elite Select Portfolio of Funds may be bearish on the market during a time the other two funds remain fully invested which could further impact the turnover rate.

INVESTMENT RESTRICTIONS

The Funds have adopted certain fundamental investment policies which, together with the investment objective of the Funds, cannot be changed without the approval by holders of a majority of the outstanding shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the outstanding shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. The Funds have also adopted a number of other investment policies which are not fundamental and, therefore, may be changed by the Board of Directors without shareholder approval.

Under its fundamental investment policies, the Funds, through their investments in underlying funds, will not invest 25% or more of their assets in one industry. The Funds may borrow money from a bank for temporary or emergency purposes, but only in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market, and, in any event, only if immediately thereafter there is an asset coverage of at least 300%. The investment policies of the underlying funds may also allow them to borrow money.

Additionally, the Funds may not:

1) Issue senior securities as defined in the 1940 Act, except as appropriate to evidence indebtedness which the Funds are permitted to incur.

2) Purchase or sell commodities or commodity contracts.

3) Underwrite securities issued by others, except to the extent that the Funds may be deemed to be an underwriter under the federal securities laws in connec-tion with the disposition of portfolio securities.

4) Invest in real estate or real estate mortgage loans, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

5) Short securities, purchase on margin, and write put and call options.

6) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

Under its non-fundamental investment policies, the Funds will invest at least 80% of the value of their total assets in open-end, diversified and/or non-diversified investment companies and exchange traded funds. The Funds, and all affiliated persons, will, immediately after purchase or acquisition, not own more than 3% of the total outstanding stock of another registered investment company. The Funds will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets. Interest paid on borrowed funds will decrease the net earnings of the Funds. The Funds may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of its total assets to secure temporary or emergency borrowing.


CAPITALIZATION

The authorized capitalization of the Funds consists of 1,000,000,000 shares of common stock. Each share has equal dividend, distribution and liquidation rights with no conversion or preemptive rights. All shares issued are fully paid and non-accessible. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.


MANAGEMENT OF THE FUNDS

Shareholders meet annually to elect all members of the Board of Directors, select an Independent Registered Public Accounting Firm to perform the annual audit when required, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Funds operate in accordance with their stated objectives, policies, and investment restrictions. The Board selects an Investment Adviser to provide investment advice.

OFFICERS AND DIRECTORS OF THE FUNDS

Officers and Directors of the Funds, together with their addresses, and principal occupations.

                                    OFFICERS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Harvey Merson               President        One Year,  Registered                   0               None
220 Russell Avenue.         Chief            Since      Investment Adviser
Rahway, NJ 07065            Compliance       Fund
59                          Officer          Inception

Jeff Holcombe               Vice-President   One Year,  Telcordia Technologies       4               None
8 Guildford Court           Interested       Since      Director of Software
Annandale, NJ 08801         Director         Fund       Development
55                                           Inception


                                       DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director

                                -----   DISINTERESTED DIRECTORS   -----

Vincent Farinaro            Independent      One Year,  Retired                      4               None
565 Fallbrook Drive         Director         Since
Venice, FL 34292                             7-31-1998
82

Howard Samms                Independent      One Year,  Retire from                  4               None
4 Surrey Lane               Director         Since      Johnson and Johnson
Lambertville, NJ 08530                       7-31-1998  Healthcare Systems,
65                          Chairman of the  Since      Director of Finance
                            Board            1-1-2005


Tice Walker                 Independent      One Year,  Actuary                      4               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
42

                                -----   INTERESTED DIRECTORS   ------

Jeff Holcombe*              Interested       One Year,  Telcordia Technologies       4               None
8 Guildford Court           Director         Since      Director of Software
Annandale, NJ 08801         Vice-President   7-31-1998  Development
55

Vincent Rettino **          Interested       One Year,  Teacher Union NJ             4               None
235 Russell Avenue          Director         Since      School District,
Rahway, NJ 07065          		     10-31-2008 MH Investment Management
35                                                      Research Assistant


* Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.
** Mr. Rettino is an "interested person" (as defined in the Investment
   Company Act of 1940) by performing research and analysis for the Fund's Investment Adviser.

Mr. Harvey Merson is registered with the U. S. Securities and Exchange Commision as a Registered Investment Adviser. He has been assisting clients with the purchasing, monitoring, and sale of mutual funds and annuities for the last 28 years. In addition, Mr. Merson provides financial needs analysis for his clients to determine and satisfy their insurance
(life and health) needs. Mr. Merson also serves as the Fund's Chief Compliance Officer and meets regularly with the Board for his input and insight on fund performances, the maintenance of books and records, fund marketing and any additional assistance or guidance as requested by the Board of Directors.

Mr. Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.. He is responsible for the planning, design, and development of software systems for the telephone industry. Mr. Holcombe's background in technology plays a vital role in maintaining SEC reporting and documentation. As the Fund's Chief Information Officer, he is responsible for maintaining Fund records and supporting activities related to shareholder and accounting services.

Mr. Vincent Rettino is currently teaching in the Union NJ School District. He received his Bachelor's Degree in Health and Physical Education and in 2007 completed the Master's Degree Program in Educational Leadership from Kean University. In addition to his 13 years as an educator, Mr. Rettino holds the New Jersey Supervisor's and New Jersey Principal's certifications. He is also a research assistant for MH Investment Management Inc., the Funds Investment Adviser. Mr. Rettino is currently preparing for the Certified Financial Planner (CFP) examination. Combining the CFP designation along with his leadership skills, Vincent will be a valuable asset to the Funds as a member of the Board.

Mr. Vincent Farinaro retired in 2005 from Converted Paper Products, a manufacture of paper board and boxes. Mr. Farinaro consulted on all aspects of production, sales, and distribution. With over 50 years of work experience, Mr. Farinaro is a respected contributor to the Board. His people skills and life experiences compliment the academic background provided by some of the other Board members.

Mr. Howard Samms was the Finance Department Director for Johnson and Johnson Healthcare Systems and was responsible for all financial requirements of the Johnson and Johnson Healthcare Systems which includes monthly reporting, budget development and implementation, capital investment decisions and related asset management functions before his retirement in 2005.
Mr. Samms, with his strong finance background, serves as the Board's Financial Expert.

Mr. Tice Walker is a Vice President, Senior Actuary at American Re-Insurance. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries. Mr. Walker began working in the actuarial profession in July 1992 consulting for insurance, reinsurance and financial firms. Mr. Walker's actuarial background allows him to provide a helpful assessment of the many risk factors faced by the Fund and the Board.

Each director, who is not an 'interested person' as that term is defined in the 1940 Act, of the Funds was paid an annual fee of $500.00 per fund for serving as a member of the Board of Directors for fiscal year 2010. The Chairman of the Board of Director was paid an annual fee of $625.00 per fund.

Mr. Jeff Holcombe and Mr. Rettino are the only 'interested persons' of the Funds on the board and they receive no compensation for serving on the board.

The Funds do not compensate the officers and directors affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee.

All Board of Directors were elected at the annual shareholder meeting held on October 29, 2010 to serve a one year term. The number of votes cast by the shareholders for each Board of Director was:

     For:      1,509,217
     Withheld:         0
     Abstained         0


No director who is not an interested person of the Investment Company, or his or her immediate family members, owned beneficially or of record, as of December 31, 2010, any securities of the Adviser, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Advsier or the Distributor.


            BOARD OF DIRECTORS OWNERSHIP AMOUNTS
                   (as of 12/31/2010)

                                                                 Aggregate Dollar Range of Equity
                                                                  Securities in All Registered
                                         Dollar Range of          Investment Companies Overseen
                                        Equity Securities         by Director in Family of
name of Director      Fund (a)            In the Fund               Investment Companies
Jeff Holcombe        Small Cap            over $100,000               over $100,000
                     Fund of Funds        over $100,000
                     Select Portfolio     $10,001 - $50,000

Vincent Rettino      Small Cap               None                           None
                     Fund of Funds           None
                     Select Portfolio        None

Howard Samms         Small Cap          $50,001 - $100,000           $50,001 - $100,000
                     Fund of Funds           None
                     Select Portfolio        None

Vince Farinaro       Small Cap          $10,001 - $50,000              over $100,000
                     Fund of Funds        over $100,000
                     Select Portfolio   $10,001 - $50,000

Tice Walker          Small Cap            over $100,000                over $100,000
                     Fund of Funds        over $100,00
                     Select Portfolio   $50,001 - $100,000

   (a)  In the Fund column above,
          'Small Cap' refers to MH Elite Small cap Fund of Funds,
          'Fund of Funds' refers to MH Elite Fund of Funds
          'Select Portfolio' refers to MH Elite Select Portfolio of Funds


            Officers of the Funds OWNERSHIP AMOUNTS
                   (as of 12/31/2010)

                                                                 Aggregate Dollar Range of Equity
                                                                  Securities in All Registered
                                         Dollar Range of          Investment Companies Overseen
                                        Equity Securities         by Director in Family of
name of Director      Fund (a)            In the Fund               Investment Companies
Jeff Holcombe        Small Cap            over $100,000               over $100,000
                     Fund of Funds        over $100,000
                     Select Portfolio   $10,001 - $50,000

Harvey Merson        Small Cap          $10,001 - $50,000             over $100,000
                     Fund of Funds      $50,001 - $100,000
                     Select Portfolio   $10,001 - $50,000

   (a)  In the Fund column above,
          'Small Cap' refers to MH Elite Small cap Fund of Funds,
          'Fund of Funds' refers to MH Elite Fund of Funds
          'Select Portfolio' refers to MH Elite Select Portfolio of Funds

The Investment Company and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act to ensure, among other things, that the officers, directors and employees of MH Elite Portfolio of Funds, Inc.
and MH Investment Management Inc. place shareholders' interests ahead of their own. MH Elite Portfolio of Funds, Inc. invests in shares of open-end investment companies which are not considered "covered securities" by the rule on the theory that transactions in these instruments present little danger of abuse. As a result, Fund and Adviser personnel are permitted to invest in securities, including funds that may be purchased or held by the Fund(s).


INVESTMENT ADVISORY AND OTHER SERVICES

Under the terms of the Investment Advisory Contract with the Funds, MH Investment Management, Inc. (MHI) acts as Investment Adviser and, subject to the supervision of the Board, has overall responsibility for directing the investments of the Funds in accordance with their investment objective, policies and limitations.

In addition, MHI, subject to the supervision of the Board, provides the management and administrative services necessary for the operation of the Funds. Investment Adviser services include all operations of the Fund including portfolio management, transfer and shareholder services. Additional services provided under the Adminstrative Services Agreement include the expenses and salaries incurred by the Funds that are necessary and incidental to the conduct of its business. Under the Administrative Services Agreement between Fund and Adviser, portfolio management services are the responsibility of the Investment Adviser and Portfolio Manager(s) are compensated indirectly thru the Investment Advisory Agreement. Administrative services provided by MHI include but are not limited to the costs incurred in the maintenance of books, records, and procedures; dealings with shareholders; reports and notices to shareholders; expenses of annual stockholder meetings; board of directors compensation; miscellaneous office expenses; brokerage fees; and custodian, legal, accounting and registration fees. In the conduct of the respective businesses of the parties hereto and in the performance of this agreement, the Funds and MHI may share common facilities and personnel common to each.


The following table sets forth the annual fees payable by each Fund to MHI pursuant to the Investment Advisory Contract and Administrative Services Agreement expressed as a percentage of the Fund's average daily net assets:


                                       Management     Administrative
                                          Fee          Services Fee

    MH Elite Fund of Funds               1.00%             .25%
    MH Elite Small Cap Fund of Funds     1.00%             .25%
    MH Elite Select Portfolio of Funds   1.75%             .25%
    MH Elite Income Fund of Funds        1.00%             .25%

Fees are computed daily and payable monthly.

The following table sets forth the aggregate fees paid by each Fund to MHI under the Investment Advisory Contract and the Administrative
Services Agreement for the past three fiscal years:

                                           2010     2009      2008

    MH Elite Fund of Funds               $44,897   $35,648   $46,932
    MH Elite Small Cap Fund of Funds     $71,082   $58,246   $72,134
    MH Elite Select Portfolio of Funds   $76,583   $64,232   $71,203

The MH Elite Income Fund of Funds was not in operation during the last three fiscal years and therefore no fees were paid to the Adviser.

The Board, including the non-interested directors, received materials specifically relating to the existing investment advisory contract and administrative services agreement.

Additional information was furnised by MHI including, among other items, information on and analysis of: (a) the overall organization of MHI, including the financial condition and stability of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management personnel, (d) the potential for achieving further economies of scale, and (e) the information furnished to investors, including Funds' shareholders.

In considering the investment advisory contract, the Board, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board in connection with its approval of the investment advisory contract included:

   1) The Board considered the benefit to shareholders of investing in a fund of funds,
   2) The nature, extent and quality of the services to be provided by the Investment Adviser,
   3) Investment performance,
   4) Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,
   5) Possible conflicts of interest between the Funds and the Adviser,
   6) Brokerage and portfolio transactions,
   7) Overall fund expenses and expense rations based on information provided. The Board also considered that the Funds' fee structure was competitive with the funds with similiar investment goals and strategies,
   8) Sales and redemptions of Fund shares.


Based on its evaluation of all material factors, the Board, including the non-interested directors, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract and administrative services agreement should be approved. Accordingly, the investment advisory contract and the administrative services agreement were approved by the directors on November 16, 2010.

PROXY VOTING POLICIES AND PROCEDURES

MH Investment Management, Inc. the Adviser to the Funds does not vote proxies on behalf of the Funds. MH Elite Portfolio of Funds, Inc. receives proxy material from the custodian holding the company's account. Under circumstances where the Adviser receives proxy material involving any security held in the Fund's account the Adviser will promptly forward such material to the Fund's attention. It is the Fund management's responsibility to vote their proxies. The Adviser will provide advice regarding proxy voting upon a request from Fund management. The Adviser will keep a record of:

1)	any advice given to the Fund regarding proxy voting,
2)	any proxy material received on behalf of a Fund and the steps taken to forward such material to the Fund.

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


PROXY VOTE DISCLOSURE

The Funds' proxy voting record for the twelve-month period ended December 31, is available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov. All funds, regardless of their fiscal year, must file with the SEC by August 31, their proxy voting records for the most recent 12 month period ended June 30.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the MH Elite Small Cap Fund of Funds, as of December 31, 2010, the following persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

           NAME                  ADDRESS              PERCENT OWNERSHIP

     Paul and Stephanie Scotto  68 Califon Drive            5.9%
                                Colonia, NJ 07067

     Raymond and Grace Choy     20 Baltic Court             5.4%
                                Edison, NJ 08820


The directors and officers as a group own 9.3% of MH Elite Small Cap Fund of Funds outstanding equity securities.


To the best knowledge of the MH Elite Fund of Funds, as of December 31, 2010, the following persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

           NAME                  ADDRESS              PERCENT OWNERSHIP

     Raymond and Grace Choy  20 Baltic Court                 5.0%
                             Edison, NJ 08820


The directors and officers as a group own 7.8% of MH Elite Fund of Funds outstanding equity securities.

To the best knowledge of the MH Elite Select Portfolio of Funds, as of December 31, 2010, the following persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

           NAME                  ADDRESS              PERCENT OWNERSHIP

     Janet M. Arrington      177 Jefferson Road             11.1%
     	                     Princeton, NJ 08540

     Richard Bannister       73 Hollynoll Drive              5.8%
                             Trenton, NJ  08619

The directors and officers as a group own 3.6% of MH Elite Select Portfolio of Funds outstanding equity securities.


As of December 31, 2010 there were no shares outstanding with MH Elite Income Fund of Funds. Fund commenced operations on May 10, 2011.

TAX STATUS

The Funds intend to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code'). In any year in which the Funds qualify as a regulated investment company and distributes substantially all of its investment company taxable income, the Funds will not be subject to federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Funds in October, November, or December of that year with a record date in such a month and paid by the Funds during January of the following calendar year. Such dist-ributions will be taxable to shareholders in the calendar year in which the distributions are declared.


CALCULATION OF PERFORMANCE DATA

The Funds may publish certain total return performance figures in advertisements from time to time. Total return and average annual total return are calculated using the following formulas:

Total Return -

    Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of various fees, and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

              ERV - P = Total Return
              -------
                 P

    Where:

    ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions

    P   = a hypothetical initial payment of $1,000

Average Annual Total Return -

    Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

              P(1 + T)n = ERV

    Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return (after taxes on distributions) n = number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the base period.

Average Annual Total Return (After Taxes on Distributions) Quotation

    Average annual total return (after taxes on distributions) reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

              P(1 + T)n = ATVd

    Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return (after taxes on distributions) n = number of years

    ATVd = ending value of a hypothetical $1,000 payment made at the beginning of the base period, after taxes on Fund distributions but not after taxes on redemption.



Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

    Average annual total return (after taxes on distributions and redemption) reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

              P(1 + T)n = ATVdr

    Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return (after taxes on distributions and redemption)
    n = number of years

    ATVdr = ending value of a hypothetical $1,000 payment made at the beginning of the base period, after taxes on Fund distributions and redemption.


All performance figures are based on historical results and are not intended to indicate future performance.


CUSTODIAN AND TRANSFER AGENT

Huntington National Bank serves as the Fund's custodian and trustee for the Fund's retirement plans. The Fund acts as its own transfer agent with the assistance of Mutual Shareholder Services, LLC in the preparation and distribution of reports and statements to shareholders.

REPORTS TO SHAREHOLDERS

The Funds send all shareholders annual reports containing financial statements and other periodic reports, at least semiannually, containing unaudited finan-cial statements.

LITIGATION

As of the date of the Statement of Additional Information, there was no pending or threatened litigation involving the Funds in any capacity whatsoever.

INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS

Each of the underlying funds in MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds will invest at least 80% of their total assets in equity securities. The remaining (up to 20%) total assets of each underlying fund may be invested in a variety of other securities. The underlying funds in MH Elite Select Portfolio of Funds may have substantially less than 80% of their assets in equity securities as they invest in a variety of other securities as discussed below. The underlying funds in MH Elite Income Fund of Funds will generally invest their assets in income generating securities.

Convertible Securities

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a spe-cified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right.

That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conver-sion period, the market value will fall to the extent represented by that pre-mium.


Future Contracts

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated 'contract markets' which, through their clearing corporations, guarantee performances of the contracts.

Generally, if market interest rates increase, the value of outstanding debt se-curities declines ( and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, al-though sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of dis-posing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of secu-rities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market expo-sure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's port-folio with regard to market risk as distinguished from risk relating to a spe-cific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer over-all performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.


Option on Future Contracts

An Underlying fund may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accom-panied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The underlying fund may purchase put options on futures contracts in lieu of, and for the same pur-pose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The underlying fund is required to de-posit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are sev-eral special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the devel-opment and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the pur-chase of options on futures contracts involves less potential risk to that fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to that fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.


Options Activities

An underlying fund may write (i.e. sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if that fund owns the optioned securities. When an underlying fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, that fund will forgo any gain from an increase in the market price of the underlying security over the exercised price.

An underlying fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same under-lying security and having the same exercise price and expiration date as a call previously written by that fund on which it wishes to terminate its obligation. If that fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires ( or until the call is exercised and that fund delivers the under-lying security).

An underlying fund also may write and purchase put options ("puts"). When it writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to their fund at the exercise price at any time during the option period. When purchasing a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is de-signed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exer-cised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, gen-erally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its dis-cretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Hedging

An underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against mar-ketwide movements in common stock prices. Although such hedging techniques gen-erally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

Junk Bonds

Bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's are commonly known as 'junk bonds'. Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principle and interest payments.

Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to dis-tribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can in-volve certain risks. For example, credit ratings evaluate the safety of prin-ciple and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Foreign Investment

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of price volatility as a result of political and economic instability in a foreign country, less available public information, differing regulations, accounting and financial reporting standards.
Developing or emerging markets tend to be more volatile than more mature countries.

Interest Rate Risk

Interest rate risk is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk rise in value when interest rates decline and decline in value when interest rates rise. Bonds of longer duration may be more sensitive to changes in interest rates than bonds with a shorter duration.

Bank Debt

Underlying funds may invest in bank debt that may be in the form of participation in loans or portion of loans from third parties. Investments in bank debt involve credit risk (issuer's ability to pay interest on and repay the debt), interest rate risk, liquidity risk and other risks. Bank debt is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

Illiquid and Restricted Securities

An underlying fund may invest in securities for which there is no readily available market ('illiquid securities') including securities the disposition of which would be subject to legal restrictions (so-called 'restricted securities') and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

The Securities and Exchange Commission has adopted rule 144A under the securi-ties Act of 1933, as amended ("the Securities Act"), which permits a fund to sell restricted securities to qualified institutional buyers without limita-tions. Under rule 144A the board of directors of the underlying funds have the flexibility to determine, in appropriate circumstances, that specific rule 144A securities are liquid and not subject to the fund's illiquid securities limita-tion. Investing in rule 144A securities could have the effect of increasing the level of the underlying funds illiquidity to the extent that qualified institu-tional buyers become, for a time, uninterested in purchasing these securities.


Industry Concentration

An underlying fund may concentrate its investment within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctu-ation than an investment in a fund which invests in a broader range of secur-ities.

Leverage Through Borrowing

An underlying fund may borrow on an unsecured basis from banks to increase its holders of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such cover-age if it should decline to less than 300% due to market fluctuations or other-wise, even if disadvantageous from an investment standpoint. Leveraging through borrowing (i.e. purchasing securities with borrowed funds) will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs

(which may include commitment fees and/or the cost of maintaining minimum aver-age balances) which may or may not exceed the interest and option premiums re-ceived from the securities purchased with borrowed funds.

Loans of Portfolio securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned;
(3) the fund will receive any interest or dividends paid on the loaned securi-ties; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Master Demand Notes

Underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured ob-ligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

Repurchase Agreements

Underlying funds, particular money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Short Sales

An underlying fund may sell securities short. In a short sale, a fund sells stock which it does not own, making delivery with securities 'borrowed' from a broker. The fund is then obligated to replace the security borrowed by pur-chasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund.
Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would in-crease the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less that the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the secu-rity declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is 'against the box' if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Warrants

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period if time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the pur-chase price and the right to purchase the underlying security.


SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm Sanville & Co. of Abington, Pennsylvania was selected as the Independent Registered Public Accounting Firm at the annual shareholder meeting held on October 29, 2010 to perform the Funds' annual Audit.

The number of votes cast by the shareholders for the selection of Sanville and Co. as the Independent Registered Public Accounting Firm was:

     For:      1,490,344
     Withheld:         0
     Abstained    18,873


Sanville & Co. has no direct or indirect financial interest in the Funds or the Adviser.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The report of Independent Registered Public Accounting Firm contained in the Annual Report to Shareholders for the fiscal year ended
December 31, 2010 is incorporated herein by reference. Copies of the Annual and Semi-Annual Reports to Shareholders may be obtained without charge by writing to MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065, or by calling MH Elite Portfolio of Funds, Inc. at 1-800-318-7969.


FINANCIAL STATEMENTS

The financial statements contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2010 are incorporated herein by reference. Copies of the Annual and Semi-Annual Reports to Shareholders may be obtained without charge by writing to MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065, or by calling MH Elite Portfolio of Funds, Inc. at 1-800-318-7969.

                            FORM N-1A

                    PART C - OTHER INFORMATION

Item 28. Exhibits
      (a)    Articles of Incorporation
      (b)    By-Laws
      (c)    Not Applicable
      (d)    Investment Advisory Contract
      (e)    Not Applicable
      (f)    Reimbursement Agreements with Officers and/or Directors
      (g)    Huntington National Bank Custody Agreement
      (h)(1) Administrative Services Agreement
      (h)(2) Mutual Shareholder Services Agreement
      (i)    Opinion of Counsel Concerning Fund Securities (1)
      (j)    Not Applicable
      (k)    Not Applicable
      (l)    Not Applicable
      (m)    Not Applicable
      (n)    Not Applicable
      (o)    Not Applicable
      (p)    Code of Ethics


(1) Opinion of Counsel Concerning Fund Securities is incorporated herein by reference from Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Fund's Registration Statement.

Item 29. Persons Controlled by or Under Common Control of the Fund

         Not Applicable

Item 30. Indemnification

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemni-fication is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnifica-tion against such liabilities (other than the payment by the regis-trant of expenses incurred or paid by a director, officer or control-ling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or control-ling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

         The officers and directors of the Investment Adviser are Harvey Merson and Jeff Holcombe. Harvey Merson residing at 220 Russell Avenue, Rahway, New Jersey 07065 is a Registered Investment Adviser registered with the U. S. Securities and Exchange Commision. Jeff Holcombe residing at 8 Guildford Court, Annandale, New Jersey 08801 is employed at Telcordia Technologies, Inc. as a Director of Software Development.

Item 32. Principal Underwriters

         (a) Not Applicable
         (b) Not Applicable
         (c) Not Applicable

Item 33. Location of Accounts and Records

         All fund records are held at 220 Russell Avenue, Rahway, NJ 07065 and 8 Guildford Court, Annandale, NJ 08801

Item 34. Management Services

         Not Applicable

Item 35. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rahway and State of New Jersey, on the 22nd day of February 2011.


                                          MH Elite Portfolio of Funds, Inc.

                                          /s/ Harvey Merson
                                          Harvey Merson
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                            Date

/s/ Harvey Merson
Harvey Merson           President and CEO                            2-22-2011

/s/ Jeff Holcombe
Jeff Holcombe           Vice President, CIO and Director             2-22-2011

/s/ Vincent Rettino
Vincent Rettino         Director and Research Assistant              2-22-2011

/s/ Vincent Farinaro
Vincent Farinaro        Director                                     2-22-2011

/s/ Howard Samms
Howard Samms            Director and Chairman of the Board           2-22-2011

/s/ Tice Walker
Tice Walker             Director                                     2-22-2011